Severance Pay (Tables)	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Summary of amounts accrued and the portions funded, with severance pay funds and by the insurance policies
	December 31,
	2 0 1 9	2 0 1 8
	U.S. dollars in thousands

Accrued severance pay	$1,775	$1,517
Less - amounts funded (presented in "investment and other non-current assets")	(1,725)	(1,439)

Unfunded balance	$50	$78